TAXATION (Schedule of Movement of Valuation Allowances) (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
At beginning of year	¥ (54,792,006)	¥ (67,263,314)	¥ (229,484,242)
Current year additions	(38,362,418)	(20,392,519)	(51,335,333)
Utilization and reversal of valuation allowances	26,930,923	32,863,827	213,556,261
At end of year	¥ (66,223,501)	¥ (54,792,006)	¥ (67,263,314)